Supplementary Financial Statement Information	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Supplementary Financial Statement Information

NOTE 10 - SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION:

Balance sheets:

a.	Accounts receivable:

The changes in “Allowance for doubtful accounts” during the years ended December 31, 2019 and 2018 are as follows:

	Year ended December 31,
	2019	2018
	($ in thousands)
Balance at beginning of period	$72	$72
Additions during the period	-	-
Bad debt written-off during the period	(72)	-
Exchange rate differences	-	-
Balance at end of period	$-	$72

b.	Inventory:

	December 31,
	2019	2018
	($ in thousands)
Finished goods	$173	$284
Work in process	81	111
Raw materials and supplies	982	739

c.	Accounts payable and accruals-other:

	December 31,
	2019	2018
	($ in thousands)
Employees and employee institutions	$1,238	$828
Accrued vacation and recreation pay	188	171
Accrued expenses	604	903
Provision for sales commissions	-	37
Current Operating lease liabilities	362	-
Other	57	27
	$2,449	$1,966